Equity - Additional Information (Details) € / shares in Units, € in Thousands			12 Months Ended
	Jul. 01, 2021 shares	Mar. 04, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Jun. 03, 2021 EUR (€) shares
Disclosure Of Classes Of Share Capital [Line Items]
Paid in share capital			€ 21,698
Number of paid in capital shares | shares			295,540,036
Nominal value of existing shares eliminated		€ 1,000
Number of existing issued shares | shares	100,010,000	20,002
Additional ordinary shares issued | shares		99,989,998
Par value per share | € / shares		€ 0
Number of shares after stock split | shares	272,427,240
Equity split ratio	2,724
Maximum number shares increased exclusion of option rights | shares			40,000,000
Increase of share capital			€ 412,259
Treasury shares | shares			30,840,555	28,493,040
Cost of treasury shares			€ (27,740)	€ (26,189)
Reserve for actuarial gains/losses			(745)	(675)
Cash flow hedge reserve			(1,277)	(3,345)	€ (2,796)
Currency translation reserve			(22,680)	(34,911)
Legal reserve			4,000	4,000
Other reserves			38,316	36,008
Retained earnings			306,869	237,092
Net profit attributable to equity holders of the parent			134,321	78,513	€ 39,201
Non-controlling interests			€ (415)	€ (355)
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares | shares			23,112,796
Increase of share capital			€ 1,696
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares repurchased | shares		29				850,000
Number of ordinary shares repurchased corresponding to split of shares | shares		394,980				2,315,400
Ordinary shares repurchased value			1,791
Number of shares transferred | shares						133,210
Number of shares transferred corresponding to split of shares | shares						362,865
Value of shares transferred						€ 240
Reserve [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share premium			€ 389,312